Subordinated borrowings	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Subordinated borrowings

34 Subordinated borrowings

	Coupon rate	Coupon date	Year of next call	2018	2017
Fixed floating subordinated notes
EUR 700 million	4%	Annually, April 25	2024	696	695
USD 800 million	5,5%	Semi-annually, April 11	2028	693	-
Non-cumulative subordinated notes
USD 525 million	8%	Quarterly, February 15	Called in 2018	-	69
At December 31				1,389	764

The subordinated debt securities of USD 800 million issued on April 11, 2018 have a fixed coupon of 5.5% until the first call date and floating thereafter with a margin including a 100 basis points step-up. The securities are first callable on April 11, 2028 and maturing on April 11, 2048.

These securities are subordinated and rank senior to the junior perpetual capital securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The conditions of the securities contain certain provisions for optional and required deferral of interest payments. There have been no defaults or breaches of conditions during the period.

In 2017, subordinated borrowings included a liability of EUR 69 million relating to the USD 525 million non-cumulative subordinated notes issued on February 7, 2012. The liability component of the non-cumulative subordinated notes related to the redemption amount was derecognised subsequent to Aegon exercising its redemption rights in May 2018.

For further information on the non-cumulative subordinated notes, their subordination and redemption refer to note 33 Other equity instruments.

The fair value of these loans amounted to EUR 1,355 million (2017: EUR 953 million).

Aegon N.V [member]
Statement [LineItems]
Subordinated borrowings

15 Subordinated borrowings

	Coupon rate	Coupon date	Year of next call	2018	2017
Fixed floating subordinated notes
EUR 700 million	4%	Annually, April 25	2024	696	695

USD 800 million	5.5%	Semi-annualy, April 11	2028	693	-

Non-cumulative subordinated notes
USD 525 million	8%	Quarterly, February 15	Called in 2018	-	69
At December 31				1,389	764

The newly issued subordinated debt securities of USD 800 million issued on April 11, 2018 have a fixed coupon of 5.5% until the first call date and floating thereafter with a margin including a 100 basis points step-up. The securities are first callable on April 11, 2028 and maturing on April 11, 2048.

These securities are subordinated and rank senior to the junior perpetual capital securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The conditions of the securities contain certain provisions for optional and required deferral of interest payments. There have been no defaults or breaches of conditions during the period.

In 2017, subordinated borrowings included a liability of EUR 69 million relating to the USD 525 million non-cumulative subordinated notes issued on February 7, 2012. The liability component of the non-cumulative subordinated notes related to the redemption amount was derecognised subsequent to Aegon exercising its redemption rights in May 2018.

For further information on the non-cumulative subordinated notes and their subordination refer to note 14 Other equity instruments.

The fair value of these loans amounted to EUR 1,355 million (2017: EUR 953 million).